UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Morrison & Frazier, LLC
Address: 3658 Mt. Diablo Boulevard, Suite 215
         Lafayette, CA  94549

13F File Number: 12372

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard H. Morrison
Title:    President
Phone:    (925) 283-1500
Signature, Place, and Date of Signing:

/s/ Richard H. Morrison            Lafayette, CA          Date November 23, 2007
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This will be our last filing, since we will no longer be a business entity as of 12/31/2007.



Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   144

Form 13F Information Table Value Total:   $93,680,000

List of Other Included Managers:

 No.  13F File Number     Name

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A F L A C Inc                  Com                1055102       17      300  SH         Sole                   300
ABAXIS INC                     Com                2567105     1572    70000  SH         Sole                 70000
AGNICO-EAGLE MINES             Com                8474108     1638    32900  SH         Sole                 32900
ALANCO TECHNOLOGIES INC        Com               11612603      116    69800  SH         Sole                 69800
Alcatel Lucent Adr             Com               13904305        2      207  SH         Sole                   207
AMERICAN ECOLOGY CORP          Com               25533407     1738    82000  SH         Sole                 82000
American Express Company       Com               25816109      748    12600  SH         Sole                 12600
American Intl Group Inc        Com               26874107     2969    43891  SH         Sole                 43891
Amgen Incorporated             Com               31162100        3       50  SH         Sole                    50
Anheuser Busch Co Inc          Com               35229103       10      200  SH         Sole                   200
Apple Computer Inc             Com               37833100      307     2000  SH         Sole                  2000
Argonaut Group                 Com               40157109        4       81  SH         Sole                    81
BJ SERVICES CO                 Com               55482103      409    15400  SH         Sole                 15400
Bank Of America Corp           Com               60505104      758    15075  SH         Sole                 15075
Bank Of New York Co Inc        Com               64057102       58     1323  SH         Sole                  1323
***BARRICK GOLD CORP           Com               67901108     2574    63900  SH         Sole                 63900
Baxter International Inc       Com               71813109       23      400  SH         Sole                   400
Bed Bath & Beyond              Com               75896100       17      500  SH         Sole                   500
Berkshire Hathaway Cl B        Com               84670207      123       31  SH         Sole                    31
Best Buy Co.                   Com               86516101      345     7500  SH         Sole                  7500
Boeing Co                      Com               97023105       21      200  SH         Sole                   200
Boston Scientific Corp         Com              101137107       42     3000  SH         Sole                  3000
Bristol-Myers Squibb Co        Com              110122108       58     2000  SH         Sole                  2000
C V S Corp Del                 Com              126650100      610    15400  SH         Sole                 15400
Caterpillar Inc                Com              149123101       24      300  SH         Sole                   300
Central Fd Cda Ltd Cla         Com              153501101     3713   377700  SH         Sole                377700
Chevrontexaco Corp             Com              166764100      836     8935  SH         Sole                  8935
Citigroup Inc                  Com              172967101      840    18000  SH         Sole                 18000
Clorox Company                 Com              189054109       22      353  SH         Sole                   353
Coca Cola Company              Com              191216100        9      150  SH         Sole                   150
Colgate-Palmolive Co           Com              194162103       96     1350  SH         Sole                  1350
COLUMBIA LABORATORIES INC      Com              197779101     1649   636710  SH         Sole                636710
Consolidated Edison Inc        Com              209115104       14      300  SH         Sole                   300
Curtiss Wright Corp            Com              231561101        5      108  SH         Sole                   108
Deere & Co                     Com              244199105       59      400  SH         Sole                   400
Disney Walt Co                 Com              254687106       63     1840  SH         Sole                  1840
Du Pont E I De Nemour&Co       Com              263534109       35      700  SH         Sole                   700
Edison International           Com              281020107       55     1000  SH         Sole                  1000
ELAN CORP PLC-ADR              Com              284131208       21     1000  SH         Sole                  1000
Emerson Electric Co            Com              291011104       21      400  SH         Sole                   400
Enterprise Prd Prtnrs Lp       Com              293792107       73     2400  SH         Sole                  2400
GAINSCO INC                    Com              363127200     1043   208674  SH         Sole                208674
GENENTECH INC                  Com              368710406     2949    37800  SH         Sole                 37800
GENERAL DYNAMICS CORP          Com              369550108       51      600  SH         Sole                   600
General Electric Company       Com              369604103     1125    27166  SH         Sole                 27166
General Mills Inc              Com              370334104       46      800  SH         Sole                   800
GETTY IMAGES INC               Com              374276103     2038    73200  SH         Sole                 73200
***GOLDCORP INC NEW-CL B       Com              380956409     1345    44000  SH         Sole                 44000
GROUP 1 AUTOMOTIVE INC         Com              398905109     2219    66100  SH         Sole                 66100
Halliburton Co Hldg Co         Com              406216101      273     7100  SH         Sole                  7100
Harris & Harris                Com              413833104      120    11300  SH         Sole                 11300
Hugoton Royalty Tr Ubi         Com              444717102      142     6000  SH         Sole                  6000
Illinois Tool Works Inc        Com              452308109       95     1600  SH         Sole                  1600
India Fund Inc                 Com              454089103       43      800  SH         Sole                   800
Intel Corp                     Com              458140100      944    36500  SH         Sole                 36500
Intl Business Machines         Com              459200101      100      850  SH         Sole                   850
Ishares Msci Jpn Idx Fd        MSCI JAPAN       464286848      626    43650  SH         Sole                 43650
Ishares TRUST Dow Jones        DJ SEL DIV INX   464287168      226     3265  SH         Sole                  3265
Ishares Tr Russell             RUSSELL1000GRW   464287614       25      400  SH         Sole                   400
Johnson & Johnson              Com              478160104     4649    70755  SH         Sole                 70755
Kimberly-Clark Corp            Com              494368103       28      400  SH         Sole                   400
LANGER BIOMECHANICS GROUPINC   Com              515707107     2462   492300  SH         Sole                492300
Lehman Bros Holding Inc        Com              524908100      451     7300  SH         Sole                  7300
Lilly Eli & Company            Com              532457108       51      900  SH         Sole                   900
LOCKHEED MARTIN CORP           Com              539830109       87      800  SH         Sole                   800
Lyondell Chemical Co           Com              552078107       32      700  SH         Sole                   700
Macerich Company               Com              554382101       26      300  SH         Sole                   300
***MAGNA ENTERTAINMENT CORP    Com              559211107     1061   467500  SH         Sole                467500
Medtronic Inc                  Com              585055106      728    12903  SH         Sole                 12903
Microsoft Corp                 Com              594918104     4044   137280  SH         Sole                137280
Newmont Mining Corp            Com              651639106       94     2100  SH         Sole                  2100
Nike Inc Class B               Com              654106103      282     4800  SH         Sole                  4800
Northrop Grumman Corp          Com              666807102        8      100  SH         Sole                   100
OFFICE DEPOT INC               Com              676220106     2526   122500  SH         Sole                122500
Paychex Inc                    Com              704326107       90     2200  SH         Sole                  2200
Peets Coffee & Tea Inc         Com              705560100       89     3200  SH         Sole                  3200
Pepsico Incorporated           Com              713448108      480     6550  SH         Sole                  6550
Pfizer Incorporated            Com              717081103       87     3575  SH         Sole                  3575
Pimco High Income Fund         Com              722014107      219    15000  SH         Sole                 15000
Pinnacle West Capital Cp       Com              723484101       12      300  SH         Sole                   300
PRECISION CASTPARTS CORP       Com              740189105       41      274  SH         Sole                   274
Procter & Gamble Co            Com              742718109      197     2800  SH         Sole                  2800
Qualcomm Inc                   Com              747525103       30      700  SH         Sole                   700
Redwood TRUST Inc              Com              758075402     1644    49500  SH         Sole                 49500
Restoration Hardware Inc       Com              760981100       65    19900  SH         Sole                 19900
ROBERT HALF INTL INC           Com              770323103      800    26800  SH         Sole                 26800
Royal Dutch Shell A Adrf       Com              780259206       27      324  SH         Sole                   324
SEI CORP                       Com              784117103     2979   109200  SH         Sole                109200
Sara Lee Corp                  Com              803111103       33     2000  SH         Sole                  2000
Schering Plough Corp           Com              806605101      515    16280  SH         Sole                 16280
Schlumberger Ltd               Com              806857108      206     1960  SH         Sole                  1960
SEPRACOR INC                   Com              817315104     1392    50600  SH         Sole                 50600
Simpson Manufacturing Co       Com              829073105       48     1500  SH         Sole                  1500
The Southern Company           Com              842587107      105     2900  SH         Sole                  2900
State Street Corp              Com              857477103       55      800  SH         Sole                   800
Streetracks Gold TRUST         GOLD SHS         863307104      919    12500  SH         Sole                 12500
Stryker Corp                   Com              863667101      189     2750  SH         Sole                  2750
SUN MICROSYSTEMS INC           Com              866810104     1721   306300  SH         Sole                306300
Teledyne Technologies          Com              879360105        3       57  SH         Sole                    57
TELKONET INC                   Com              879604106      237   142100  SH         Sole                142100
Texas Instruments Inc          Com              882508104      450    12300  SH         Sole                 12300
Time Warner Inc                Com              887317105      206    11200  SH         Sole                 11200
United Parcel Service B        Com              911312106       23      300  SH         Sole                   300
United Technologies Corp       Com              913017109       48      600  SH         Sole                   600
Vanguard Total Stock Mkt       STK MRK ETF      922908769       91      600  SH         Sole                   600
Walgreen Company               Com              931422109      154     3250  SH         Sole                  3250
Washington Mutual Inc          Com              939322103      327     9250  SH         Sole                  9250
Wells Fargo & Co New           Com              949746101      199     5600  SH         Sole                  5600
Wyeth                          Com              983024100      379     8500  SH         Sole                  8500
Yum Brands Inc                 Com              988498101      101     3000  SH         Sole                  3000
AT&T Inc                       Com              00206R102      163     3855  SH         Sole                  3855
Altria Group Inc               Com              02209S103      492     7080  SH         Sole                  7080
ASSURANT INC                   Com              04621X108     3975    74300  SH         Sole                 74300
BlackRock Senior High Income F Com              09255T109      183    32700  SH         Sole                 32700
Cisco Systems Inc              Com              17275R102      440    13270  SH         Sole                 13270
Citadel Broadcasting Cp        Com              17285T106        0       49  SH         Sole                    49
Conocophillips                 Com              20825C104       38      438  SH         Sole                   438
Devon Energy Cp New            Com              25179M103       42      500  SH         Sole                   500
Diamond Offshort Drilling Inc. Com              25271C102      634     5600  SH         Sole                  5600
Duke Energy Corporation        Com              26441C105       29     1550  SH         Sole                  1550
Exxon Mobil Corporation        Com              30231G102     1130    12210  SH         Sole                 12210
J P Morgan Chase & Co          Com              46625H100       91     1983  SH         Sole                  1983
Kraft Foods Inc                Com              50075N104     2329    67500  SH         Sole                 67500
Ligand Pharm Inc Cl B          Com              53220K207     4257   797200  SH         Sole                797200
Medcohealth Solutions          Com              58405U102       27      300  SH         Sole                   300
Metlife Inc                    Com              59156R108        2       26  SH         Sole                    26
MIRANT CORP                    Com              60467R100     3454    84900  SH         Sole                 84900
Oracle Corp                    Com              68389X105      719    33200  SH         Sole                 33200
P G & E Corp                   Com              69331C108       72     1500  SH         Sole                  1500
PROSHARES TR                   Com              74347R834     2721    41300  SH         Sole                 41300
QUADRAMED CORP                 Com              74730W101     1266   441000  SH         Sole                441000
RETAIL HOLDRS TR               DEP RCPT         76127U101     (531)    5300  SH         Sole                  5300
RETAIL HOLDRS TR               Com              76127U101      531     5300  SH         Sole                  5300
S P D R TRUST Unit SR          UNIT SER 1       78462F103      236     1550  SH         Sole                  1550
Travelers Companies Inc        Com              89417E109        1       28  SH         Sole                    28
Unitedhealth Group Inc         Com              91324P102       34      700  SH         Sole                   700
Vectren Corp                   Com              92240G101       14      500  SH         Sole                   500
Verizon Communications         Com              92343V104      169     3820  SH         Sole                  3820
VOLCOM INC                     Com              92864N101     2117    49800  SH         Sole                 49800
Xto Energy Inc                 Com              98385X106      476     7700  SH         Sole                  7700
***YAMANA GOLD INC             Com              98462Y100     2173   184500  SH         Sole                184500
Zimmer Holdings Inc            Com              98956P102       49      600  SH         Sole                   600
ACE LTD-ORD                    Com              G0070K103       48      800  SH         Sole                   800
Accenture Ltd Cl A             Com              G1150G111      503    12500  SH         Sole                 12500
